UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hunter Global Investors L.P.
           --------------------------------------------------
Address:   485 Madison Avenue, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  02810344
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tito Citarella
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212 453 8980
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tito Citarella           New York, NY               11/12/10
   ------------------------   ------------------------------  ----------
         [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:           $1,369,453
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                    Name



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                                                  Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5   COLUMN6   COLUMN 7              COLUMN 8
------------------------------ -------------  --------- ---------- ---------- --------- ---------- ---------------------------------
                                  TITLE                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------------ -------------  --------- ---------- ---------- --------- ---------- --------- ---------- ------  ----

APPLE INC                      COM            037833100     76,613    270,000  SH          SOLE                 270,000     0      0
BALTIC TRADING LIMITED         COM            Y0553W103     15,348  1,393,989  SH          SOLE               1,393,989     0      0
CF INDS HLDGS INC              COM            125269100      7,163     75,000  SH          SOLE                  75,000     0      0
CHIPOTLE MEXICAN GRILL INC     COM            169656105     22,360    130,000  SH          SOLE                 130,000     0      0
CITIGROUP INC                  COM            172967101     38,127  9,776,200  SH          SOLE               9,776,200     0      0
CME GROUP INC                  COM            12572Q105     10,418     40,000  SH          SOLE                  40,000     0      0
CSX CORP                       COM            126408103     11,783    213,000  SH          SOLE                 213,000     0      0
DIGITAL RLTY TR INC            COM            253868103     27,771    450,100  SH          SOLE                 450,100     0      0
DOLLAR TREE INC                COM            256746108     26,818    550,000  SH          SOLE                 550,000     0      0
EXPRESS SCRIPTS INC            COM            302182100     43,830    900,000  SH          SOLE                 900,000     0      0
FIFTH THIRD BANCORP            COM            316773100     13,065  1,086,000  SH          SOLE               1,086,000     0      0
FRANKLIN RES INC               COM            354613101     12,497    116,900  SH          SOLE                 116,900     0      0
KNIGHT CAP GROUP INC           CL A COM       499005106      7,576    611,500  SH          SOLE                 611,500     0      0
LIBERTY MEDIA CORP NEW         LIB STAR COM A 53071M708     11,354    175,000  SH          SOLE                 175,000     0      0
MASSEY ENERGY COMPANY          COM            576206106     13,320    429,400  SH          SOLE                 429,400     0      0
MCDONALDS CORP                 COM            580135101     63,334    850,000  SH          SOLE                 850,000     0      0
MERCADOLIBRE INC               COM            58733R102     14,436    200,000  SH          SOLE                 200,000     0      0
MGM RESORTS INTERNATIONAL      COM            552953101     17,072  1,513,500  SH          SOLE               1,513,500     0      0
MORGAN STANLEY                 COM NEW        617446448     13,574    550,000  SH          SOLE                 550,000     0      0
MORGAN STANLEY                 COM NEW        617446448     24,680  1,000,000  SH Call     SOLE               1,000,000     0      0
NEW ORIENTAL ED & TECH GRP I   SPON ADR       647581107      5,792     59,360  SH          SOLE                  59,360     0      0
PROSPERITY BANCSHARES INC      COM            743606105      4,380    134,895  SH          SOLE                 134,895     0      0
PRUDENTIAL FINL INC            COM            744320102      5,418    100,000  SH          SOLE                 100,000     0      0
SBA COMMUNICATIONS CORP        COM            78388J106     18,799    466,478  SH          SOLE                 466,478     0      0
SCHWAB CHARLES CORP NEW        COM            808513105     19,559  1,407,100  SH          SOLE               1,407,100     0      0
SCOTTS MIRACLE GRO CO          CL A           810186106      4,600     88,919  SH          SOLE                  88,919     0      0
US BANCORP DEL                 COM NEW        902973304     18,273    845,200  SH          SOLE                 845,200     0      0
WELLS FARGO & CO NEW           COM            949746101     13,183    524,600  SH          SOLE                 524,600     0      0
WHOLE FOODS MKT INC            COM            966837106     12,005    323,507  SH          SOLE                 323,507     0      0
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104     22,082    450,000  SH Put      SOLE                 450,000     0      0
SPDR S&P 500 ETF TR            TR UNIT        78462F103    774,223  6,783,700  SH Put      SOLE               6,783,700     0      0
                                                         1,369,453

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